New Accounting Pronouncements - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	$ 75
Operating lease liability	$ 78
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		$ 27
Operating lease liability		$ 27